Share-Based Awards Plan (Tables)	12 Months Ended
Dec. 31, 2019
Total Share-Based Compensation Cost Recognized
The following table summarizes the total share-based compensation cost recognized by the Group:

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
	(In millions)
Expensed as cost of revenues	183	224	327	47
Expensed as selling, general and administrative	973	1,725	1,768	254
Expensed as research and development	2,088	2,727	3,531	507

	3,244	4,676	5,626	808

Baidu
Option Activity
The following table summarizes the option activity for the year ended December 31, 2019:

	Number of shares	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in millions)
Share options
Outstanding, December 31, 2018	225,684	1,751	7	40
Granted	231,152	980
Exercised	(11,849)	221
Forfeited/Cancelled	(71,806)	1,715

Outstanding, December 31, 2019	373,181	1,329	8	72

Vested and expected to vest at December 31, 2019	297,956	1,373	8	53

Exercisable at December 31, 2019	122,933	1,777	5	7

Assumptions Used to Estimate Fair Values of Share Options Granted
The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	For the years ended December 31
	2017	2018	2019
Risk-free interest rate	1.81%~2.08%	2.57%	1.58%~2.49%
Dividend yield	—	—	—
Expected volatility range	35.99%~38.41%	34.47%~35.36%	34.62%~35.14%
Expected life (in years)	4.99~6.01	4.89~6.25	5.83~6.03

Restricted Shares Activity
Restricted Shares activity for the year ended December 31, 2019 was as follows:

	Number of shares	Weighted average grant date fair value (US$)
Restricted Shares
Unvested, December 31, 2018	791,444	2,060
Granted	1,122,857	1,276
Vested	(300,614)	1,972
Forfeited/Cancelled	(193,633)	1,860

Unvested, December 31, 2019	1,420,054	1,486

iQIYI
Option Activity
The following table sets forth the summary of employee option activity under the iQIYI’s 2010 Plan:

	Number of shares	Weighted average exercise price ( US$ )	Weighted average remaining contractual life (Years)	Aggregate intrinsic value ( US$ in millions)
Outstanding, December 31, 2018	380,579,031	0.47	9	630
Granted	94,625,573	0.51
Forfeited	(8,855,266)	0.51
Exercised	(59,436,720)	0.37

Outstanding, December 31, 2019	406,912,618	0.48	7	1,031

Vested and expected to vest at December 31, 2019	385,280,004	0.48	7	977

Exercisable at December 31, 2019	211,537,760	0.45	6	542

Total Share-Based Compensation Cost Recognized
The following table summarizes the share-based compensation cost recognized by iQIYI:

	For the years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
	(In millions)
Expensed as cost of revenues	35	83	171	25
Expensed as selling, general and administrative	131	369	676	97
Expensed as research and development	67	104	238	34
	233	556	1,085	156